Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets	$ 4,290,052	$ 913,097
Less: accumulated amortization	414,025	415,497
Intangible assets, net	3,876,027	497,600
Land use rights [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets	4,134,521	752,887
Patents [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets	27,582	28,997
Software [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets	12,113	9,424
Trademarks [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible assets	$ 115,836	$ 121,789